LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 29.8%	Par	Value
United States Treasury Note
7.63%, 02/15/2025	$1,500,000	$1,534,570
0.25%, 08/31/2025	3,715,000	3,483,683
4.25%, 01/31/2026	63,880,000	63,388,424
3.75%, 04/15/2026	12,340,000	12,129,834
0.75%, 05/31/2026	43,190,000	39,800,597
4.50%, 07/15/2026	29,605,000	29,569,150
1.50%, 08/15/2026	16,175,000	15,078,133
4.13%, 02/15/2027	135,425,000	134,335,252
1.88%, 02/28/2027	21,075,000	19,617,038
3.88%, 11/30/2027	36,210,000	35,641,390
3.50%, 01/31/2028	5,520,000	5,361,084
3.63%, 03/31/2028	26,735,000	26,076,024
1.38%, 10/31/2028	33,490,000	29,518,295
3.75%, 12/31/2028	27,240,000	26,673,919
4.25%, 02/28/2029	35,095,000	35,160,803
TOTAL U.S. TREASURY OBLIGATIONS (Cost $479,179,834)		477,368,196

CORPORATE BONDS - 12.7%	Par	Value
Aerospace & Defense - 0.4%
Boeing Co., 3.25%, 02/01/2028	3,110,000	2,862,783
L3Harris Technologies, Inc., 5.40%, 01/15/2027	2,150,000	2,166,334
RTX Corp., 4.13%, 11/16/2028	1,040,000	1,006,581
		6,035,698

Agriculture - 0.1%
Philip Morris International, Inc., 4.88%, 02/15/2028	1,855,000	1,851,201

Auto Manufacturers - 0.4%
Daimler Truck Finance North America LLC, 5.00%, 01/15/2027 (a)	1,650,000	1,646,062
General Motors Financial Co., Inc., 5.80%, 06/23/2028	2,510,000	2,560,332
Toyota Motor Credit Corp., 5.60%, 09/11/2025	1,380,000	1,389,521
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (a)	1,655,000	1,546,688
		7,142,603

Banks - 4.9%
Banco Santander SA
3.50%, 03/24/2025	2,040,000	2,002,583
2.75%, 05/28/2025	390,000	376,832
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	4,500,000	4,394,399
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029	3,295,000	3,380,659
Bank of America NA, 5.53%, 08/18/2026	9,500,000	9,599,978
Barclays PLC, 6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029	2,995,000	3,113,108
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	1,605,000	1,535,725
Citibank NA, 5.80%, 09/29/2028	5,070,000	5,247,985
Citigroup, Inc., 4.14% to 05/24/2024 then SOFR + 1.37%, 05/24/2025	2,610,000	2,602,541
Credit Suisse AG, 5.00%, 07/09/2027	1,650,000	1,635,673
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028 (a)	1,840,000	1,864,966
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	6,265,000	6,286,594
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	1,335,000	1,405,662
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	1,505,000	1,546,988
ING Groep NV
3.55%, 04/09/2024	1,465,000	1,464,372
3.87% to 03/28/2025 then SOFR + 1.64%, 03/28/2026	1,890,000	1,856,197
JPMorgan Chase & Co., 5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029	6,240,000	6,288,216
JPMorgan Chase Bank NA, 5.11%, 12/08/2026	3,160,000	3,169,802
Morgan Stanley
0.79% to 05/30/2024 then SOFR + 0.53%, 05/30/2025	520,000	515,172
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029	1,310,000	1,321,396
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	5,780,000	5,759,069
Toronto-Dominion Bank
3.77%, 06/06/2025	1,990,000	1,955,199
1.25%, 09/10/2026	3,175,000	2,897,578
UBS Group AG
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026 (a)	685,000	675,396
6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (a)	1,600,000	1,635,047
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	3,040,000	3,076,882
Wells Fargo Bank NA, 5.45%, 08/07/2026	4,400,000	4,430,909
		80,038,928

Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	2,930,000	2,954,683

Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	2,865,000	2,884,828

Building Materials - 0.2%
Carrier Global Corp., 5.80%, 11/30/2025	1,310,000	1,318,927
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	1,160,000	1,122,441
		2,441,368

Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	1,010,000	1,005,220

Cosmetics & Personal Care - 0.3%
Haleon US Capital LLC, 3.38%, 03/24/2027	4,665,000	4,464,927

Diversified Financial Services - 0.7%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	4,475,000	4,551,070
Air Lease Corp., 5.85%, 12/15/2027	2,405,000	2,444,182
Capital One Financial Corp., 4.17% to 05/09/2024 then SOFR + 1.37%, 05/09/2025	1,420,000	1,417,172
OMERS Finance Trust, 2.50%, 05/02/2024 (a)	1,030,000	1,027,341
Private Export Funding Corp., 3.25%, 06/15/2025	1,255,000	1,230,044
		10,669,809

Electric - 0.8%
Florida Power & Light Co.
5.05%, 04/01/2028	3,025,000	3,059,162
4.40%, 05/15/2028	1,650,000	1,632,676
Georgia Power Co., 5.00%, 02/23/2027	2,655,000	2,659,394
NSTAR Electric Co., 3.20%, 05/15/2027	2,345,000	2,240,050
Southern California Edison Co., 1.20%, 02/01/2026	655,000	608,363
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	2,830,000	2,790,736
		12,990,381

Entertainment - 0.3%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	5,570,000	5,317,888

Food - 0.1%
Sysco Corp., 3.25%, 07/15/2027	1,835,000	1,734,447

Healthcare-Products - 0.4%
Baxter International, Inc., 1.32%, 11/29/2024	3,400,000	3,302,811
Revvity, Inc., 0.85%, 09/15/2024	3,150,000	3,076,973
		6,379,784

Healthcare-Services - 0.1%
HCA, Inc., 3.13%, 03/15/2027	2,440,000	2,308,503

Insurance - 0.5%
Equitable Financial Life Global, 1.40%, 07/07/2025 (a)	1,750,000	1,659,490
Metropolitan Life Global Funding I, 5.05%, 01/06/2028 (a)	805,000	805,956
Principal Life Global Funding II, 0.88%, 01/12/2026 (a)	1,795,000	1,657,962
Protective Life Global Funding, 0.78%, 07/05/2024 (a)	3,150,000	3,110,958
		7,234,366

Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	1,120,000	1,129,024

Media - 0.2%
Charter Communications Operating LLC, 4.91%, 07/23/2025	3,315,000	3,275,117

Oil & Gas - 0.0%(b)
Marathon Oil Corp., 5.30%, 04/01/2029	370,000	369,595

Pharmaceuticals - 0.6%
AbbVie, Inc., 4.80%, 03/15/2029	920,000	921,063
Astrazeneca Finance LLC, 4.80%, 02/26/2027	1,100,000	1,099,952
CVS Health Corp.
2.88%, 06/01/2026	3,025,000	2,884,651
5.00%, 01/30/2029	715,000	717,328
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	4,235,000	4,174,705
		9,797,699

Pipelines - 0.6%
Enbridge, Inc.
2.50%, 02/14/2025	1,385,000	1,348,975
6.00%, 11/15/2028	1,170,000	1,217,004
Energy Transfer LP, 6.05%, 12/01/2026	3,100,000	3,163,399
Williams Cos., Inc.
5.40%, 03/02/2026	2,885,000	2,893,318
4.90%, 03/15/2029	1,395,000	1,385,896
		10,008,592

REITS - 0.5%
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	1,405,000	1,368,396
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)	2,280,000	2,273,585
SITE Centers Corp.
3.63%, 02/01/2025	1,115,000	1,097,737
4.70%, 06/01/2027	2,775,000	2,736,019
		7,475,737

Retail - 0.2%
O'Reilly Automotive, Inc., 5.75%, 11/20/2026	2,395,000	2,435,203

Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	1,545,000	1,543,365

Software - 0.1%
Oracle Corp., 2.30%, 03/25/2028	1,695,000	1,530,657

Telecommunications - 0.6%
AT&T, Inc., 2.30%, 06/01/2027	2,565,000	2,365,209
T-Mobile USA, Inc.
4.80%, 07/15/2028	2,080,000	2,063,201
4.85%, 01/15/2029	2,800,000	2,780,324
Verizon Communications, Inc., 2.10%, 03/22/2028	2,635,000	2,372,348
		9,581,082
TOTAL CORPORATE BONDS (Cost $202,854,882)		202,600,705

MORTGAGE-BACKED SECURITIES - 10.0%	Par	Value
Alen Mortgage Trust, Series 2021-ACEN, Class A, 6.59% (1 mo. Term SOFR + 1.26%), 04/15/2034 (a)	3,150,000	2,878,185
Ares Commercial Real Estate Corp., Series 2021-FL4, Class A, 6.27% (1 mo. Term SOFR + 0.94%), 12/18/2037 (a)	40,928	40,833
BBCMS Trust, Series 2015-VFM, Class A1, 2.47%, 03/10/2036 (a)	509,385	487,550
BHP Trust, Series 2019-BXHP, Class A, 6.35% (1 mo. Term SOFR + 1.02%), 08/15/2036 (a)	422,278	421,527
BX Trust
Series 2021-CIP, Class A, 6.36% (1 mo. Term SOFR + 1.04%), 12/15/2038 (a)	6,050,000	5,985,718
Series 2021-XL2, Class B, 6.44% (1 mo. Term SOFR + 1.11%), 10/15/2038 (a)	4,300,616	4,260,298
Series 2022-PSB, Class B, 8.27% (1 mo. Term SOFR + 2.95%), 08/15/2039 (a)	958,388	965,535
Series 2024-WPT, Class A, 6.89% (1 mo. Term SOFR + 1.54%), 03/15/2034 (a)	3,000,000	2,992,491
Series 2024-XL5, Class A, 6.69% (1 mo. Term SOFR + 1.39%), 03/15/2041 (a)	3,500,000	3,501,762
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	2,500,000	2,468,813
Series 2021-PRM2, Class A, 6.39% (1 mo. Term SOFR + 1.06%), 10/15/2038 (a)	5,250,000	5,212,266
Cold Storage Trust, Series 2020-ICE5, Class A, 6.33% (1 mo. Term SOFR + 1.01%), 11/15/2037 (a)	5,667,923	5,655,525
Computershare Corporate Trust, Series 2015-NXS1, Class A5, 3.15%, 05/15/2048	2,450,000	2,379,760
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, 6.56% (1 mo. Term SOFR + 1.23%), 11/15/2038 (a)	5,393,722	5,343,156
Fannie Mae Connecticut Avenue Securities
Series 2018-C01, Class 1EB1, 5.88% (30 day avg SOFR US + 0.56%), 07/25/2030	75,733	75,770
Series 2018-C05, Class 1M2, 7.78% (30 day avg SOFR US + 2.46%), 01/25/2031	944,892	967,302
Series 2021-R03, Class 1M2, 6.97% (30 day avg SOFR US + 1.65%), 12/25/2041 (a)	100,000	100,431
Series 2022-R01, Class 1M2, 7.22% (30 day avg SOFR US + 1.90%), 12/25/2041 (a)	875,000	881,043
Series 2022-R03, Class 1M2, 8.82% (30 day avg SOFR US + 3.50%), 03/25/2042 (a)	5,000,000	5,240,163
Series 2022-R04, Class 1M2, 8.42% (30 day avg SOFR US + 3.10%), 03/25/2042 (a)	1,825,000	1,896,704
Series 2022-R05, Class 2M2, 8.32% (30 day avg SOFR US + 3.00%), 04/25/2042 (a)	340,000	350,598
Series 2022-R06, Class 1M2, 9.17% (30 day avg SOFR US + 3.85%), 05/25/2042 (a)	1,245,000	1,320,177
Series 2022-R07, Class 1M2, 9.97% (30 day avg SOFR US + 4.65%), 06/25/2042 (a)	3,214,706	3,493,703
Series 2022-R08, Class 1M2, 8.92% (30 day avg SOFR US + 3.60%), 07/25/2042 (a)	3,075,000	3,245,907
Series 2023-R01, Class 1M2, 9.07% (30 day avg SOFR US + 3.75%), 12/25/2042 (a)	4,400,000	4,702,248
Series 2023-R02, Class 1M2, 8.67% (30 day avg SOFR US + 3.35%), 01/25/2043 (a)	5,000,000	5,275,304
Series 2023-R04, Class 1M2, 8.87% (30 day avg SOFR US + 3.55%), 05/25/2043 (a)	4,407,000	4,691,486
Fannie Mae Pool, Pool MA5149, 5.50%, 09/01/2038	2,323,484	2,342,549
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A1, 2.76%, 09/25/2025	1,129,811	1,098,673
Freddie Mac Pool, Pool SB8261, 5.50%, 10/01/2038	10,417,849	10,503,330
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, 7.62% (30 day avg SOFR US + 2.30%), 08/25/2033 (a)	2,083,667	2,124,861
Series 2021-DNA5, Class M2, 6.97% (30 day avg SOFR US + 1.65%), 01/25/2034 (a)	273,406	274,374
Series 2021-DNA7, Class M2, 7.12% (30 day avg SOFR US + 1.80%), 11/25/2041 (a)	3,590,000	3,610,407
Series 2022-DNA2, Class M1B, 7.72% (30 day avg SOFR US + 2.40%), 02/25/2042 (a)	579,196	589,670
Series 2022-DNA3, Class M1B, 8.22% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	4,800,000	4,962,265
Series 2022-DNA4, Class M1B, 8.67% (30 day avg SOFR US + 3.35%), 05/25/2042 (a)	2,685,000	2,804,873
Series 2022-DNA5, Class M1B, 9.82% (30 day avg SOFR US + 4.50%), 06/25/2042 (a)	7,680,000	8,304,837
Series 2022-DNA6, Class M1B, 9.02% (30 day avg SOFR US + 3.70%), 09/25/2042 (a)	2,670,000	2,830,035
Series 2023-DNA1, Class M1B, 8.42% (30 day avg SOFR US + 3.10%), 03/25/2043 (a)	385,000	403,676
Series 2023-DNA2, Class M1B, 8.57% (30 day avg SOFR US + 3.25%), 04/25/2043 (a)	440,000	461,194
FRESB Multifamily Structured Pass Through Certificates
Series 2016-SB23, Class A10F, 2.31%, 09/25/2026 (c)	1,032,401	979,966
Series 2019-SB67, Class A5F, 2.09%, 07/25/2024 (c)	1,281,008	1,266,337
Series 2019-SB69, Class A5F, 2.25%, 10/25/2024 (c)	4,015,800	3,940,907
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, 6.24% (1 mo. Term SOFR + 0.91%), 02/15/2038 (a)	3,850,000	3,215,777
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, 6.69% (1 mo. Term SOFR + 1.36%), 11/15/2036 (a)	6,000,000	5,899,041
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061 (a)(c)	1,167,373	992,012
GSCG Trust, Series 2019-600C, Class A, 2.94%, 09/06/2034 (a)	2,065,000	1,575,970
JP Morgan Chase Commercial Mortgage Securities, Series 2021-MHC, Class A, 6.24% (1 mo. Term SOFR + 0.91%), 04/15/2038 (a)	850,407	849,344
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB, 3.66%, 09/15/2047	265,388	264,056
Ladder Capital Commercial Mortgage Securities LLC, Series 2013-GCP, Class A1, 3.57%, 02/15/2036 (a)	1,426,926	1,333,707
MCR Mortgage Trust, Series 2024-HTL, Class A, 7.08% (1 mo. Term SOFR + 1.76%), 02/15/2037 (a)	1,175,000	1,177,528
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 6.54% (1 mo. Term SOFR + 1.22%), 04/15/2038 (a)	2,894,125	2,874,227
Morgan Stanley Capital I Trust 2014-MP, Series 2015-MS1, Class A4, 3.78%, 05/15/2048 (c)	1,000,000	972,578
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class A, 3.79%, 11/15/2032 (a)(c)	1,000,000	881,441
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056 (a)(c)	571,875	534,755
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (a)(c)	875,861	826,994
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 6.94% (1 mo. Term SOFR + 1.64%), 03/15/2041 (a)	3,270,000	3,274,094
Onslow Bay Mortgage Loan Trust, Series 2018-1, Class A2, 6.09% (1 mo. Term SOFR + 0.76%), 06/25/2057 (a)	482,103	463,076
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 6.32% (1 mo. Term SOFR + 0.99%), 07/15/2038 (a)	5,750,000	5,469,756
SMR Mortgage Trust, Series 2022-IND, Class A, 6.98% (1 mo. Term SOFR + 1.65%), 02/15/2039 (a)	1,948,222	1,896,128
SREIT Trust, Series 2021-MFP2, Class A, 6.26% (1 mo. Term SOFR + 0.94%), 11/15/2036 (a)	4,625,000	4,600,430
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060 (a)(d)	316,617	301,843
WF-RBS Commercial Mortgage Trust
Series 2014-C22, Class AS, 4.07%, 09/15/2057 (c)	350,000	317,717
Series 2014-C24, Class A5, 3.61%, 11/15/2047	1,000,000	982,973
TOTAL MORTGAGE-BACKED SECURITIES (Cost $162,374,580)		160,035,656

U.S. GOVERNMENT AGENCY ISSUES - 6.7%	Par	Value
Federal Farm Credit Banks Funding Corp.
4.63%, 03/05/2026	20,625,000	20,603,281
4.50%, 08/14/2026	11,900,000	11,885,177
4.38%, 03/08/2027	29,840,000	29,767,925
Federal Home Loan Banks, 1.10%, 02/25/2028	11,160,000	9,805,695
Federal National Mortgage Association
1.75%, 07/02/2024	5,000,000	4,954,404
0.63%, 04/22/2025	6,045,000	5,771,835
1.88%, 09/24/2026	26,835,000	25,163,951
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $108,121,923)		107,952,268

ASSET-BACKED SECURITIES - 5.3%	Par	Value
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 5.79% (1 mo. Term SOFR + 0.46%), 09/15/2045 (a)	11,939	11,887
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065 (a)(e)	94,923	88,765
BA Credit Card Trust, Series 2021-A1, Class A1, 0.44%, 09/15/2026	2,120,000	2,115,621
CarMax Auto Owner Trust, Series 2021-4, Class A3, 0.56%, 09/15/2026	2,112,626	2,045,197
Carvana Auto Receivables Trust
Series 2021-P2, Class A3, 0.49%, 03/10/2026	1,044,501	1,035,469
Series 2021-P4, Class A3, 1.31%, 01/11/2027	4,584,242	4,455,057
Series 2022-P3, Class A3, 4.61%, 11/10/2027	4,800,000	4,750,718
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (a)	4,007,750	3,669,288
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	717,338	672,154
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035 (a)	1,230,467	1,124,939
Entergy New Orleans LLC, Series 2015-1, Class A, 2.67%, 06/01/2027	114,813	114,189
Ford Credit Auto Owner Trust, Series 2024-A, Class A3, 5.09%, 12/15/2028	3,825,000	3,831,938
General Motors Financial Co., Inc., Series 2021-2, Class A3, 0.34%, 12/18/2026	449,738	447,530
GM Financial Consumer Automobile Receivables Trust
Series 2021-1, Class A3, 0.35%, 10/16/2025	386,588	383,536
Series 2021-3, Class A3, 0.48%, 06/16/2026	2,272,421	2,218,426
Hilton Grand Vacations, Inc., Series 2019-AA, Class A, 2.34%, 07/25/2033 (a)	739,614	707,508
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028	3,410,000	3,426,611
Invitation Homes Trust, Series 2018-SFR4, Class A, 6.54% (1 mo. Term SOFR + 1.21%), 01/17/2038 (a)	842,053	844,107
IPFS Corp., Series 2021-B, Class A, 0.77%, 08/15/2026 (a)	3,550,000	3,483,511
John Deere Owner Trust 2022, Series 2022-C, Class A2, 4.98%, 08/15/2025	1,939,244	1,936,808
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038 (a)	489,755	465,384
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (a)	1,198,860	1,115,174
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	328,036	318,545
Series 2024-1A, Class A, 5.32%, 02/20/2043 (a)	5,570,000	5,592,781
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	1,564,780	1,372,565
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051 (a)	2,508,800	2,337,096
Santander Consumer USA, Inc., Series 2022-6, Class A3, 4.49%, 11/16/2026	2,259,112	2,251,802
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047 (a)	1,397,222	1,188,515
Synchrony Bank, Series 2024-A1, Class A, 5.04%, 03/15/2030	1,300,000	1,300,639
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (a)	5,767,275	5,218,683
Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.30%, 06/21/2027 (a)	3,790,000	3,789,817
T-Mobile US Trust 2024-1, Series 2024-1A, Class A, 5.05%, 09/20/2029 (a)	2,140,000	2,139,174
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (a)	1,950,000	1,861,363
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A3, 3.76%, 04/15/2027	3,000,000	2,949,287
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027 (a)	7,650,000	7,642,198
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	4,750,000	4,760,718
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/2026	2,869,928	2,802,982
TOTAL ASSET-BACKED SECURITIES (Cost $86,568,203)		84,469,982

MUNICIPAL BONDS - 0.3%	Par	Value
State of Hawaii, 1.03%, 08/01/2025	4,220,000	4,005,158
TOTAL MUNICIPAL BONDS (Cost $4,220,000)		4,005,158

SHORT-TERM INVESTMENTS - 22.3%
U.S. Treasury Bills - 22.3%	Par
5.40%, 04/18/2024(f)	184,228,000	183,770,398
5.31%, 05/09/2024(f)	51,341,000	51,060,821
5.21%, 06/06/2024(f)	85,187,000	84,372,150
5.08%, 07/18/2024(f)	38,975,000	38,371,316
		357,574,685
TOTAL SHORT-TERM INVESTMENTS (Cost $357,621,065)		357,574,685

TOTAL INVESTMENTS - 87.1% (Cost $1,400,940,487)		$1,394,006,650
Money Market Deposit Account - 3.7%(g)(h)		58,842,821
Other Assets in Excess of Liabilities - 9.2%(i)		147,512,362
TOTAL NET ASSETS - 100.0%		$1,600,361,833

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $193,021,830 or 12.1% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(d)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.

(f)	The rate shown is the effective yield as of March 31, 2024.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 5.24%.

(h)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of March 31, 2024 is $13,173.
(i)	Includes assets pledged as collateral and due to broker for derivatives. As of the reporting date, the net value of these assets totals $136,766,546.

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Futures Contracts
as of March 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	47	06/18/2024	$5,386,641	$(1,326)
Aluminum	221	06/17/2024	12,898,886	338,193
Aluminum - 90 day settlement(a)	2	04/04/2024	114,955	2,465
Aluminum - 90 day settlement(a)	1	04/05/2024	57,497	1,231
Aluminum - 90 day settlement(a)	1	04/24/2024	57,743	874
Aluminum - 90 day settlement(a)	2	05/02/2024	115,851	4,578
Aluminum - 90 day settlement(a)	1	05/10/2024	58,012	2,015
Aluminum - 90 day settlement(a)	1	05/13/2024	58,025	2,132
Aluminum - 90 day settlement(a)	1	05/16/2024	58,025	2,861
Aluminum - 90 day settlement(a)	1	05/17/2024	58,031	2,299
Aluminum - 90 day settlement(a)	1	06/07/2024	58,291	2,011
Aluminum - 90 day settlement(a)	1	06/12/2024	58,329	1,977
Aluminum - 90 day settlement(a)	1	06/28/2024	58,425	76
Arabica Coffee	189	05/20/2024	13,384,744	(1,981)
ASX SPI 200 Index	51	06/20/2024	6,606,101	42,208
Australian Government 10 Year Bonds	124	06/17/2024	9,419,958	29,042
Australian Government 3 Year Bonds	1	06/17/2024	69,670	190
Brent Crude Oil	677	04/30/2024	58,899,000	1,634,090
Brent Crude Oil	119	05/31/2024	10,251,850	241,776
Brent Crude Oil	32	06/28/2024	2,731,200	75,544
Brent Crude Oil	23	07/31/2024	1,945,110	47,834
Brent Crude Oil	13	08/30/2024	1,089,530	31,505
Brent Crude Oil	8	09/30/2024	664,880	9,151
CAC40 10 Euro Index	540	04/19/2024	48,380,674	472,139
Canadian Dollar	32	06/18/2024	2,366,080	6,669
CBOE Volatility Index	19	04/17/2024	273,005	(9,029)
Copper	80	05/29/2024	8,014,000	(126,383)
Copper	147	06/17/2024	32,557,964	530,571
Copper - 90 day settlement(a)	1	04/03/2024	219,244	7,621
Copper - 90 day settlement(a)	1	04/26/2024	220,162	4,983
Copper - 90 day settlement(a)	2	05/02/2024	440,965	19,818
Copper - 90 day settlement(a)	1	05/13/2024	220,664	12,911
Copper - 90 day settlement(a)	1	05/24/2024	221,082	8,800
Copper - 90 day settlement(a)	5	06/12/2024	1,107,539	(12,567)
Copper - 90 day settlement(a)	1	06/17/2024	221,483	(3,606)
Corn No. 2 Yellow	192	05/14/2024	4,243,200	83,024
Cotton No.2	135	05/08/2024	6,168,150	(157,928)
Crude Oil	573	04/22/2024	47,656,410	2,075,553
Crude Oil	86	05/21/2024	7,088,120	236,124
Crude Oil	28	06/20/2024	2,286,760	71,029
Crude Oil	11	07/22/2024	889,790	34,750
Crude Oil	9	08/20/2024	720,810	19,004
Crude Oil	4	09/20/2024	317,160	5,243
Dollar Index	125	06/17/2024	13,033,625	221,594
Dow Jones Industrial Average Index	418	06/21/2024	85,516,425	1,548,585
Euro BUXL 30 Year Bonds	16	06/06/2024	2,344,133	14,433
Euro STOXX 50 Quanto Index	1,660	06/21/2024	92,333,195	1,982,460
Euro-Bund	224	06/06/2024	32,257,860	24,827
French Government Bonds	65	06/06/2024	8,987,982	(2,803)
FTSE 100 Index	1,161	06/21/2024	119,541,021	1,244,271
FTSE China A50 Index	103	04/29/2024	1,248,578	(4,159)
German Stock Index	271	06/21/2024	142,041,423	2,401,64
Gold	555	06/26/2024	124,231,200	1,442,063
Hang Seng China Enterprises Index	66	04/29/2024	2,451,315	(15,296)
Hang Seng Index	25	04/29/2024	2,646,322	(7,224)
Hard Red Winter Wheat	24	05/14/2024	702,300	9,142
IBEX 35 Index	20	04/19/2024	2,387,956	97,803
Japanese 10 Year Government Bonds	5	06/13/2024	4,816,232	1,118
KOSPI 200 Index	161	06/13/2024	11,248,891	4,528
Lead	17	06/17/2024	872,321	(13,423)
Lean Hogs	4	06/14/2024	162,320	(1,221)
Live Cattle	17	06/28/2024	1,225,700	(3,071)
London Cocoa	35	05/15/2024	3,655,938	1,546,918
Long Gilt	99	06/26/2024	12,518,313	30,543
Low Sulphur Gas Oil	270	05/10/2024	21,816,000	(2,657)
Mexican Peso	71	06/17/2024	2,110,475	22,894
MSCI Singapore Index	1	04/29/2024	21,540	(87)
Nasdaq 100 Index	130	06/21/2024	48,430,115	395,115
Natural Gas	79	04/26/2024	1,392,770	(10,293)
Natural Gas	40	04/29/2024	877,797	(15,963)
Natural Gas	22	05/29/2024	439,340	2,260
Nickel	6	06/17/2024	602,652	(24,481)
Nickel - 90 day settlement(a)	1	05/31/2024	100,388	(7,324)
Nikkei 225 Index	70	06/13/2024	9,232,584	(56,157)
Nikkei 225 Index	233	06/13/2024	62,149,887	189,913
NY Harbor ULSD	90	04/30/2024	9,913,806	(142,643)
Platinum	2	07/29/2024	92,110	(64)
Reformulated Gasoline Blendstock	197	04/30/2024	22,510,244	481,957
Reformulated Gasoline Blendstock	12	05/31/2024	1,355,004	7,316
Reformulated Gasoline Blendstock	9	06/28/2024	1,000,150	14,428
Reformulated Gasoline Blendstock	5	07/31/2024	543,984	12,654
Russell 2000 Index	795	06/21/2024	86,710,511	705,493
S&P 500 Index	249	06/21/2024	67,416,597	2,651,543
S&P Toronto Stock Exchange 60 Index	9	06/20/2024	1,782,526	1,325,772
SGX FTSE Taiwan Index	33	04/29/2024	2,283,409	615
SGX TSI Iron Ore	1	05/31/2024	10,104	(639)
Silver	52	05/29/2024	6,478,160	28,266
Soybeans	41	05/14/2024	2,442,575	31,670
TAIEX Index	30	04/17/2024	3,795,115	(1,396)
TOPIX Index	406	06/13/2024	74,379,185	577,807
U.S. Treasury Long Bonds	11	06/18/2024	1,325,744	932
U.S. Treasury Ultra Bonds	43	06/18/2024	5,547,000	24,986
US Cocoa	4	05/15/2024	390,640	9,628
Zinc	130	06/17/2024	7,914,303	(326,624)
Zinc - 90 day settlement(a)	1	04/04/2024	59,938	(2,815)
Zinc - 90 day settlement(a)	2	05/02/2024	120,750	(401)
Zinc - 90 day settlement(a)	1	06/10/2024	60,808	(3,416)
Zinc - 90 day settlement(a)	1	06/12/2024	60,831	(3,118)
				$19,516,945
				–
Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	(259)	12/16/2024	$67,742,620	$77,271
3 Month Euribor	(281)	03/17/2025	73,678,715	45,614
3 Month Euribor	(923)	06/16/2025	242,535,726	(50,439)
3 Month Euribor	(135)	09/15/2025	35,515,584	(15,302)
3 Month Euribor	(110)	12/15/2025	28,963,842	(22,106)
3 Month Euribor	(61)	03/16/2026	16,069,171	(12,990)
3 Month Euribor	(20)	06/15/2026	5,269,929	(5,764)
3-Month Secured Overnight Financing Rate	(138)	03/18/2025	32,923,350	90,242
3-Month Secured Overnight Financing Rate	(161)	06/17/2025	38,519,250	73,155
3-Month Secured Overnight Financing Rate	(1,958)	09/16/2025	467,738,600	1,863,225
3-Month Secured Overnight Financing Rate	(141)	12/16/2025	33,882,300	28,515
3-Month Secured Overnight Financing Rate	(66)	03/17/2026	15,880,425	8,028
3-Month Secured Overnight Financing Rate	(64)	06/16/2026	15,412,000	(6,652)
3-Month Secured Overnight Financing Rate	(61)	09/15/2026	14,697,188	(5,673)
3-Month Secured Overnight Financing Rate	(80)	12/15/2026	19,281,000	(23,789)
Aluminum	(235)	06/17/2024	13,716,010	(554,103)
Aluminum - 90 day settlement(a)	(2)	04/04/2024	114,955	(3,124)
Aluminum - 90 day settlement(a)	(1)	04/05/2024	57,497	(1,483)
Aluminum - 90 day settlement(a)	(1)	04/24/2024	57,743	(1,842)
Aluminum - 90 day settlement(a)	(2)	05/02/2024	115,851	(5,308)
Aluminum - 90 day settlement(a)	(1)	05/10/2024	58,012	(2,693)
Aluminum - 90 day settlement(a)	(1)	05/13/2024	58,025	(2,412)
Aluminum - 90 day settlement(a)	(1)	05/16/2024	58,025	(3,124)
Aluminum - 90 day settlement(a)	(1)	05/17/2024	58,031	(1,562)
Aluminum - 90 day settlement(a)	(1)	06/07/2024	58,291	(2,333)
Aluminum - 90 day settlement(a)	(1)	06/12/2024	58,329	(2,078)
Aluminum - 90 day settlement(a)	(1)	06/28/2024	58,425	(1,020)
Australian Dollar	(540)	06/17/2024	35,351,426	(36,613)
Australian Government 10 Year Bonds	(183)	06/17/2024	14,054,229	(153,372)
Australian Government 3 Year Bonds	(140)	06/17/2024	9,753,860	(38,594)
British Pound	(1,117)	06/17/2024	88,059,915	46,164
CAC40 10 Euro Index	(18)	04/19/2024	1,596,951	2,476
Canadian 10 Year Government Bonds	(400)	06/19/2024	35,671,005	(134,480)
Canadian Dollar	(546)	06/18/2024	40,496,794	(125,554)
CBOE Volatility Index	(45)	05/22/2024	693,833	(10,164)
CBOE Volatility Index	(23)	06/18/2024	371,416	(3,057)
Copper	(96)	05/29/2024	9,616,800	57,984
Copper	(75)	06/17/2024	16,611,206	(557,090)
Copper - 90 day settlement(a)	(1)	04/03/2024	219,244	(7,878)
Copper - 90 day settlement(a)	(1)	04/26/2024	220,162	(5,845)
Copper - 90 day settlement(a)	(2)	05/02/2024	440,965	(21,142)
Copper - 90 day settlement(a)	(1)	05/13/2024	220,664	(14,590)
Copper - 90 day settlement(a)	(1)	05/24/2024	221,082	(9,117)
Copper - 90 day settlement(a)	(5)	06/12/2024	1,107,539	8,554
Copper - 90 day settlement(a)	(1)	06/17/2024	221,483	2,913
Corn No. 2 Yellow	(814)	05/14/2024	17,989,400	(198,447)
Crude Soybean Oil	(195)	05/14/2024	5,610,150	(101,485)
Dow Jones Industrial Average Index	(21)	06/21/2024	4,218,480	(40,715)
Euro	(643)	06/17/2024	86,660,853	158,477
Euro BUXL 30 Year Bonds	(96)	06/06/2024	14,064,796	(177,909)
Euro STOXX 50 Quanto Index	(172)	06/21/2024	9,361,643	(85,185)
Euro-BOBL	(1,659)	06/06/2024	213,954,277	(769,441)
Euro-BTP Italian Government Bonds	(228)	06/06/2024	29,282,699	(8,788)
Euro-Bund	(354)	06/06/2024	51,347,598	(407,895)
Euro-Schatz	(4,707)	06/06/2024	537,437,252	(225,143)
French Government Bonds	(90)	06/06/2024	12,444,898	(21,763)
FTSE China A50 Index	(1)	04/29/2024	12,120	(9)
FTSE/JSE Top 40 Index	(16)	06/20/2024	582,277	(23,198)
FTSE/MIB Index	(15)	06/21/2024	2,768,149	(56,766)
Hang Seng Index	(328)	04/29/2024	34,731,229	(11,908)
Hard Red Winter Wheat	(250)	07/12/2024	7,246,875	(61,194)
ICE 3 Month SONIA Rate	(36)	03/18/2025	10,860,091	(10,129)
ICE 3 Month SONIA Rate	(5)	06/17/2025	1,512,369	90
ICE 3 Month SONIA Rate	(138)	09/16/2025	41,898,414	(69,940)
ICE 3 Month SONIA Rate	(12)	12/16/2025	3,642,938	(3,702)
ICE 3 Month SONIA Rate	(13)	03/17/2026	3,951,234	(690)
ICE 3 Month SONIA Rate	(9)	06/16/2026	2,737,741	(3,589)
ICE 3 Month SONIA Rate	(7)	09/15/2026	2,130,680	(2,215)
ICE European Climate Exchange Emissions	(22)	12/16/2024	1,466,809	7,438
Japanese Yen/US Dollar Cross Currency Rate	(1,309)	06/17/2024	109,078,752	156,371
Lead	(24)	06/17/2024	1,231,512	23,896
Lean Hogs	(15)	06/14/2024	608,700	1,494
Live Cattle	(2)	06/28/2024	144,200	(505)
Long Gilt	(104)	06/26/2024	13,260,491	(142,026)
Low Sulphur Gas Oil	(73)	05/10/2024	5,898,400	(36,865)
Low Sulphur Gas Oil	(55)	06/12/2024	4,411,000	(31,037)
Low Sulphur Gas Oil	(8)	07/11/2024	638,200	(6,184)
MSCI EAFE Index	(49)	06/21/2024	5,774,895	(16,579)
MSCI Emerging Markets Index	(98)	06/21/2024	5,140,100	(40,461)
Nasdaq 100 Index	(35)	06/21/2024	12,932,500	(15,066)
Natural Gas	(353)	04/26/2024	6,223,390	204,917
Natural Gas	(8)	06/26/2024	187,200	(2,684)
Natural Gas	(10)	07/29/2024	244,200	(2,018)
Natural Gas	(8)	08/28/2024	194,960	(1,934)
New Zealand Dollar	(98)	06/17/2024	5,832,393	23,107
Nickel	(7)	06/17/2024	703,093	2,484
Nickel - 90 day settlement(a)	(1)	05/31/2024	100,388	6,376
Nifty 50 Index	(6)	04/25/2024	275,657	(7,187)
NY Harbor ULSD	(38)	04/30/2024	4,185,829	(19,774)
NY Harbor ULSD	(19)	05/31/2024	2,090,521	(13,890)
NY Harbor ULSD	(4)	06/28/2024	439,908	(3,502)
NY Harbor ULSD	(3)	07/31/2024	329,855	(2,122)
Platinum	(5)	07/29/2024	230,275	(3,917)
S&P 500 Index	(32)	06/21/2024	8,493,600	1,125
S&P Mid Cap 400 Index	(20)	06/21/2024	6,154,800	(111,383)
Sao Paulo Stock Exchange Index(Bovespa)	(250)	04/17/2024	6,419,927	10,872
SET50 Index	(420)	06/27/2024	1,918,389	8,046
SGX FTSE Taiwan Index	(1)	04/29/2024	69,390	18
Silver	(71)	05/29/2024	8,845,180	28,066
Soybean Meal	(233)	05/14/2024	7,868,410	25,987
Soybeans	(476)	05/14/2024	28,357,700	(138,043)
Sugar #11	(127)	04/30/2024	3,203,245	(105,359)
Swiss Franc	(565)	06/17/2024	78,557,809	207,533
U.S. Treasury 10 Year Notes	(807)	06/18/2024	90,540,644	(375,855)
U.S. Treasury 2 Year Notes	(3,298)	06/28/2024	672,754,232	545,080
U.S. Treasury 5 Year Note	(2,158)	06/28/2024	232,071,996	(377,425)
U.S. Treasury Long Bonds	(348)	06/18/2024	42,360,121	(447,871)
U.S. Treasury Ultra Bonds	(338)	06/18/2024	43,602,000	(592,260)
US Cocoa	(3)	05/15/2024	292,980	(4,897)
Wheat	(393)	05/14/2024	11,008,913	377,805
Zinc	(131)	06/17/2024	7,975,182	(185,320)
Zinc - 90 day settlement(a)	(1)	04/04/2024	59,938	2,670
Zinc - 90 day settlement(a)	(2)	05/02/2024	120,750	43
Zinc - 90 day settlement(a)	(1)	06/10/2024	60,808	3,221
Zinc - 90 day settlement(a)	(1)	06/12/2024	60,831	2,785
				$(2,702,532)
Total Unrealized Appreciation (Depreciation)				$16,814,413

(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

LoCorr Macro Strategies Fund
Schedule of Forward Currency Contracts
as of March 31, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value / Unrealized Appreciation (Depreciation)

04/02/2024	AUD	11,290,000	USD	7,366,007	Deutsche Bank	$(7,887)
04/03/2024	AUD	4,250,000	USD	2,771,774	Deutsche Bank	(1,812)
04/17/2024	AUD	50,350,000	USD	32,953,912	Deutsche Bank	(124,652)
06/21/2024	AUD	6,318,000	USD	4,194,149	Bank of America Securities, Inc.	(67,135)
04/17/2024	BRL	119,400,000	USD	23,960,568	Deutsche Bank	(202,314)
04/17/2024	CAD	64,270,000	USD	47,444,344	Merrill Lynch	17,004
06/21/2024	CAD	10,562,000	USD	7,831,177	Bank of America Securities, Inc.	(24,095)
04/02/2024	CHF	4,970,000	USD	5,487,368	Deutsche Bank	26,552
04/03/2024	CHF	6,870,000	USD	7,609,006	Deutsche Bank	13,690
04/17/2024	CHF	54,020,000	USD	60,976,427	Deutsche Bank	(944,591)
05/15/2024	CHF	9,730,000	USD	10,836,128	Deutsche Bank	11,012
04/17/2024	CLP	2,288,000,000	USD	2,350,880	Deutsche Bank	(17,103)
04/02/2024	EUR	6,380,000	USD	6,906,413	Merrill Lynch	(22,029)
04/03/2024	EUR	1,200,000	USD	1,296,079	Merrill Lynch	(1,162)
04/17/2024	EUR	55,530,000	USD	60,484,003	Merrill Lynch	(527,801)
06/21/2024	EUR	8,224,000	USD	9,027,686	Bank of America Securities, Inc.	(124,121)
04/02/2024	GBP	9,290,000	USD	11,728,779	Merrill Lynch	(3,106)
04/03/2024	GBP	1,550,000	USD	1,956,739	Merrill Lynch	(346)
04/17/2024	GBP	53,150,000	USD	67,516,444	Merrill Lynch	(425,942)
05/15/2024	GBP	7,800,000	USD	9,854,118	Merrill Lynch	(6,702)
06/21/2024	GBP	53,032,000	USD	67,933,945	Bank of America Securities, Inc.	(969,488)
04/17/2024	ILS	15,090,000	USD	4,145,838	Deutsche Bank	(38,703)
04/18/2024	INR	39,230,000	USD	472,701	Deutsche Bank	(2,596)
04/17/2024	JPY	6,600,000,000	USD	44,230,157	Merrill Lynch	(498,107)
06/21/2024	JPY	1,477,251,000	USD	10,057,825	Bank of America Securities, Inc.	(170,407)
04/17/2024	KRW	7,670,000,000	USD	5,777,298	Deutsche Bank	(73,664)
04/01/2024	MXN	32,280,000	USD	1,935,438	Merrill Lynch	5,074
04/02/2024	MXN	7,170,000	USD	432,617	Merrill Lynch	(1,660)
04/17/2024	MXN	368,140,000	USD	21,874,305	Merrill Lynch	201,560
06/21/2024	MXN	623,945,000	USD	36,690,253	Bank of America Securities, Inc.	337,549
04/02/2024	NOK	31,680,000	USD	2,956,901	Deutsche Bank	(38,443)
04/03/2024	NOK	30,020,000	USD	2,774,266	Deutsche Bank	(8,659)
04/17/2024	NOK	202,530,000	USD	19,031,902	Deutsche Bank	(367,078)
04/02/2024	NZD	11,130,000	USD	6,677,293	Deutsche Bank	(27,660)
04/03/2024	NZD	2,600,000	USD	1,555,532	Deutsche Bank	(2,158)
04/17/2024	NZD	60,280,000	USD	36,562,775	Deutsche Bank	(547,646)
06/21/2024	NZD	35,020,000	USD	21,584,756	Bank of America Securities, Inc.	(661,127)
04/17/2024	PLN	71,320,000	USD	17,903,984	Deutsche Bank	(51,557)
04/02/2024	SEK	22,700,000	USD	2,139,835	Deutsche Bank	(18,710)
04/03/2024	SEK	9,880,000	USD	924,558	Deutsche Bank	(1,318)
04/17/2024	SEK	147,930,000	USD	14,256,045	Deutsche Bank	(424,916)
05/15/2024	SEK	18,670,000	USD	1,761,908	Deutsche Bank	(14,231)
04/17/2024	SGD	28,920,000	USD	21,595,402	Deutsche Bank	(157,256)
04/02/2024	USD	7,367,840	AUD	11,290,000	Deutsche Bank	9,719
04/03/2024	USD	2,764,669	AUD	4,250,000	Deutsche Bank	(5,293)
04/17/2024	USD	52,769,727	AUD	80,310,000	Deutsche Bank	405,916
06/21/2024	USD	31,848,533	AUD	48,179,000	Bank of America Securities, Inc.	377,280
04/17/2024	USD	11,834,471	BRL	59,260,000	Deutsche Bank	42,895
04/17/2024	USD	46,673,538	CAD	63,040,000	Merrill Lynch	120,506
06/21/2024	USD	60,737,135	CAD	81,795,000	Bank of America Securities, Inc.	276,974
04/02/2024	USD	5,488,692	CHF	4,970,000	Deutsche Bank	(25,228)
04/03/2024	USD	7,625,318	CHF	6,870,000	Deutsche Bank	2,623
04/17/2024	USD	60,732,887	CHF	54,020,000	Deutsche Bank	701,051
06/21/2024	USD	74,057,922	CHF	64,971,000	Bank of America Securities, Inc.	1,325,676
04/17/2024	USD	2,613,422	CLP	2,547,000,000	Deutsche Bank	15,464
04/02/2024	USD	6,904,748	EUR	6,380,000	Merrill Lynch	20,364
04/03/2024	USD	1,294,770	EUR	1,200,000	Merrill Lynch	(147)
04/17/2024	USD	85,533,269	EUR	78,740,000	Merrill Lynch	517,038
06/21/2024	USD	18,764,125	EUR	17,181,000	Bank of America Securities, Inc.	163,427
04/02/2024	USD	11,731,496	GBP	9,290,000	Merrill Lynch	5,823
04/03/2024	USD	1,958,292	GBP	1,550,000	Merrill Lynch	1,899
04/17/2024	USD	67,454,191	GBP	53,150,000	Merrill Lynch	363,689
06/21/2024	USD	29,563,631	GBP	23,355,000	Bank of America Securities, Inc.	72,854
04/17/2024	USD	2,292,956	ILS	8,390,000	Deutsche Bank	9,400
04/18/2024	USD	10,367,488	INR	863,580,000	Deutsche Bank	18,949
04/17/2024	USD	79,547,705	JPY	11,761,000,000	Merrill Lynch	1,618,516
06/21/2024	USD	88,134,153	JPY	12,862,457,000	Bank of America Securities, Inc.	2,044,193
04/17/2024	USD	7,574,964	KRW	10,065,000,000	Deutsche Bank	90,338
04/01/2024	USD	1,937,563	MXN	32,280,000	Merrill Lynch	(2,949)
04/02/2024	USD	433,286	MXN	7,170,000	Merrill Lynch	2,328
04/17/2024	USD	7,163,271	MXN	121,210,000	Merrill Lynch	(105,202)
04/02/2024	USD	2,946,755	NOK	31,680,000	Deutsche Bank	28,298
04/03/2024	USD	2,774,238	NOK	30,020,000	Deutsche Bank	8,631
04/17/2024	USD	28,383,939	NOK	299,570,000	Deutsche Bank	776,073
04/02/2024	USD	6,677,510	NZD	11,130,000	Deutsche Bank	27,877
04/03/2024	USD	1,553,173	NZD	2,600,000	Deutsche Bank	(201)
04/17/2024	USD	36,725,639	NZD	60,280,000	Deutsche Bank	710,511
05/15/2024	USD	23,918	NZD	40,000	Deutsche Bank	18
06/21/2024	USD	28,789,349	NZD	47,728,000	Bank of America Securities, Inc.	272,988
04/17/2024	USD	6,245,717	PLN	24,540,000	Deutsche Bank	103,001
04/02/2024	USD	2,138,534	SEK	22,700,000	Deutsche Bank	17,409
04/03/2024	USD	924,029	SEK	9,880,000	Deutsche Bank	789
04/17/2024	USD	14,375,961	SEK	147,930,000	Deutsche Bank	544,833
05/15/2024	USD	1,136,232	SEK	12,080,000	Deutsche Bank	5,437
04/17/2024	USD	21,595,525	SGD	28,920,000	Deutsche Bank	157,379
05/15/2024	USD	3,390,262	SGD	4,560,000	Deutsche Bank	5,513
04/02/2024	USD	628,668	ZAR	11,880,000	Deutsche Bank	1,663
04/03/2024	USD	1,961,194	ZAR	37,290,000	Deutsche Bank	(6,751)
04/17/2024	USD	5,621,240	ZAR	105,840,000	Deutsche Bank	41,921
05/15/2024	USD	1,958,936	ZAR	37,290,000	Deutsche Bank	(2,219)
04/02/2024	ZAR	11,880,000	USD	627,965	Deutsche Bank	(961)
04/03/2024	ZAR	37,290,000	USD	1,965,632	Deutsche Bank	2,312
04/17/2024	ZAR	105,840,000	USD	5,619,011	Deutsche Bank	(39,692)
05/15/2024	ZAR	13,750,000	USD	724,657	Deutsche Bank	(1,518)
						$4,757,673

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
EUR - Euro
GBP - British Pound
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand

Investment Valuation

Fair Value Measurement Summary

March 31, 2024 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Opportunity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.
Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage-backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage-backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

● securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

● securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

● securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

● For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.
Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of March 31, 2024:

LoCorr Macro Strategies Fund
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	477,368,196	–	477,368,196
Corporate Bonds	–	202,600,705	–	202,600,705
Mortgage-Backed Securities	–	160,035,656	–	160,035,656
U.S. Government Agency Issues	–	107,952,268	–	107,952,268
Asset-Backed Securities	–	84,469,982	–	84,469,982
Municipal Bonds	–	4,005,158	–	4,005,158
U.S. Treasury Bills	–	357,574,685	–	357,574,685
Total Assets	–	1,394,006,650	–	1,394,006,650

Other Financial Instruments*:
Assets
Futures	19,516,945	–	–	19,516,945
Forwards	–	11,524,017	–	11,524,017
Total Assets	19,516,945	11,524,017	–	31,040,962

Liabilities
Forwards	–	(6,766,344)	–	(6,766,344)
Futures	(2,702,532)	–	–	(2,702,532)
Total Liabilities	(2,702,532)	(6,766,344)	–	(9,468,876)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2024.

Refer to the Schedule of Investments for industry classifications.